Fair Valuation of Share-Based Compensation - Summary Of Weighted Average Fair Value For Share Options Outstanding (Detail) - Employee Stock Option	12 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Loan Funded Share Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk free interest rate	1.56%	1.56%	1.59%	2.18%
Expected term	6 months	6 months	1 year 6 months	2 years 6 months
Expected volatility	60.00%	60.00%	60.00%	40.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Grant value fair value per share	$ 1.19		$ 1.36	$ 1.44
Share price	$ 3.78	$ 3.78	$ 3.74	$ 2.6
Aggregate intrinsic value of shares vested and not yet exercised (USD) | $					$ 524,983	$ 2,835,795	$ 2,605,641
Long Term Incentive Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk free interest rate	2.68%	2.68%
Expected term	3 years	3 years
Expected volatility	80.00%	80.00%
Dividend yield	0.00%	0.00%
Grant value fair value per share		$ 6.17
Share price					$ 6.17
Aggregate intrinsic value of shares vested and not yet exercised (USD) | $					$ 0